Annual Fund Operating Expenses - MyDestination 2045 Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.10%
Other expenses	0.04%
Acquired fund fees and expenses	0.34%
Total annual Fund operating expenses	0.48%
Investor
Operating Expenses:
Management fee	0.10%
Other expenses	0.31%
Acquired fund fees and expenses	0.34%
Total annual Fund operating expenses	0.75%